Schedule of Investments ─ IQ Merger Arbitrage ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 85.7%
Communication Services — 1.4%
ORBCOMM, Inc.*	238,541	$2,693,128
Shaw Communications, Inc., Class B	256,190	7,478,322
Total Communication Services		10,171,450

Consumer Discretionary — 2.7%
Core-Mark Holding Co., Inc.	103,546	4,456,620
Gamesys Group PLC	101,100	2,592,008
Sportsman's Warehouse Holdings, Inc.*	753,924	13,321,837
Total Consumer Discretionary		20,370,465

Energy — 3.1%
Cimarex Energy Co.	273,071	17,804,229
Extraction Oil & Gas, Inc.*	46,053	2,048,898
Inter Pipeline Ltd.	171,514	2,745,104
Total Energy		22,598,231

Financials — 7.9%
Arrow Global Group PLC*	433,596	1,835,680
Cadence BanCorp	153,758	2,921,402
Cerved Group SpA*	123,413	1,448,796
First Midwest Bancorp, Inc.	138,660	2,487,560
Flagstar Bancorp, Inc.	345,760	15,821,978
Meridian Bancorp, Inc.	124,483	2,378,870
People's United Financial, Inc.	901,067	14,146,752
Societa Cattolica Di Assicurazione SPA*	604,583	4,968,215
Sterling Bancorp	447,575	9,716,853
Total Financials		55,726,106

Health Care — 9.3%
Change Healthcare, Inc.*	1,090,803	23,681,333
Kindred Biosciences, Inc.*	217,884	1,987,102
Magellan Health, Inc.*	91,575	8,637,354
PPD, Inc.*	558,931	25,777,898
Soliton, Inc.*(a)	82,546	1,810,234
UDG Healthcare PLC	343,689	5,151,204
Vectura Group PLC	992,029	2,093,729
Total Health Care		69,138,854

Industrials — 13.1%
Aerojet Rocketdyne Holdings, Inc.	478,869	22,593,039
Aggreko PLC	104,766	1,265,798
CAI International, Inc.	141,091	7,874,289
Fly Leasing Ltd.*	67,809	1,154,787
John Laing Group PLC	248,167	1,383,607
Kansas City Southern	114,100	30,555,980
Lydall, Inc.*	129,819	7,944,923
Raven Industries, Inc.*	249,025	14,505,706
Welbilt, Inc.*	398,554	9,362,034
Total Industrials		96,640,163

Information Technology — 23.2%
Cloudera, Inc.*	1,374,221	21,808,887
Coherent, Inc.*	112,973	27,784,580
Dialog Semiconductor PLC*	40,258	3,095,326
Dye & Durham Ltd.	34,438	1,301,270
Equiniti Group PLC*	486,214	1,210,054
Magnachip Semiconductor Corp.*	172,754	3,589,828
Nuance Communications, Inc.*	917,499	50,370,695
Proofpoint, Inc.*	283,443	49,506,155
QAD, Inc., Class A	47,615	4,130,601
Sykes Enterprises, Inc.*	163,137	8,753,932
Total Information Technology		171,551,328

Materials — 4.0%
Boral Ltd.*	959,681	5,064,872
Domtar Corp.*	181,789	9,982,034
Ferro Corp.*	103,648	2,155,878
Forterra, Inc.*	153,294	3,616,205
US Concrete, Inc.*	120,628	8,782,925
Total Materials		29,601,914

Real Estate — 15.8%
Deutsche Wohnen SE(a)	490,882	30,641,089
Invesco Office J-Reit, Inc.	20,361	4,220,617
Monmouth Real Estate Investment Corp.	69,226	1,318,063
New Senior Investment Group, Inc.	440,480	4,061,226
QTS Realty Trust, Inc., Class A	587,782	45,676,539
St Modwen Properties PLC	1,395,516	10,846,035
VEREIT, Inc.	230,986	11,311,384
Weingarten Realty Investors	281,671	9,066,989
Total Real Estate		117,141,942

Utilities — 5.2%
PNM Resources, Inc.	727,679	35,168,726
Suez SA	156,689	3,654,720
Total Utilities		38,823,446

Total Common Stocks (Cost $634,384,180)		631,763,899

Investment Companies — 0.5%

Financials — 0.4%
Milton Corp., Ltd.	634,561	2,854,578

U.S. Ultra Short Term Bond Funds — 0.1%
IQ Ultra Short Duration ETF†	13,725	679,799

Total Investment Companies (Cost $3,705,516)		3,534,377

Short-Term Investments — 15.1%

Money Market Funds — 15.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	22,387,938	22,387,938
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	89,208,228	89,208,228
Total Short-Term Investments (Cost $111,596,166)		111,596,166

Total Investments — 100.9% (Cost $749,685,862)		746,894,442
Other Assets and Liabilities, Net — (0.9)%		(6,710,239)
Net Assets — 100.0%		$740,184,203

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $27,328,138; total market value of collateral held by the Fund was $26,225,683. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,837,745.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	$(236,570)	$–
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(236,570)	–
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(1,431,532)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	2/02/2022	Monthly	(1,431,532)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(1,276,830)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	2/02/2022	Monthly	(1,276,830)	–
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(6,084,493)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/02/2022	Monthly	(6,084,493)	–
iShares MSCI Pacific ex Japan ETF	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(1,479,719)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	1-Day FEDEF - 7.40%	2/02/2022	Monthly	(1,479,719)	–
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 1.70%	2/02/2022	Monthly	(6,538,382)	–
Schwab U.S. REIT ETF	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(675,852)	–
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	2/02/2022	Monthly	(675,852)	–
SPDR S&P Oil & Gas Exploration & Production ETF	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(9,553,712)	–
SPDR S&P Oil & Gas Exploration & Production ETF	Morgan Stanley	1-Day FEDEF - 1.15%	2/02/2022	Monthly	(9,553,712)	–
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(23,709,337)	–
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/02/2022	Monthly	(23,709,337)	–
Vanguard Real Estate ETF	Merrill Lynch	1-Month LIBOR - 0.01%	8/31/2021	Monthly	(11,824,975)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/02/2022	Monthly	(11,824,975)	–
						$–

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e) Reflects the value at reset date of July 31, 2021.

Abbreviations
FEDEF — Federal Funds Effective Rate
LIBOR — London InterBank Offered Rate

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$631,763,899	$–	$–	$631,763,899
Investment Companies	3,534,377	–	–	3,534,377
Short-Term Investments:
Money Market Funds	111,596,166	–	–	111,596,166
Total Investments in Securities	746,894,442	–	–	746,894,442
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$746,894,442	$–	$–	$746,894,442
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	145,656	7,225,994	8,888,446	(15,418,413)	(12,471)	(3,757)	11,867	–	13,725	679,799